Commitments and contingencies	9 Months Ended
Sep. 30, 2025
Product Liability Contingency [Line Items]
Commitments and contingencies	Commitments and contingencies
Investment commitments
In the normal course of business, the Company may enter into commitments to fund investments, which are not reflected in the Consolidated Financial Statements. There were $1.4 million and $43.2 million of outstanding investment commitments as of December 31, 2024 for Asset Management and Insurance Solutions, respectively (December 31, 2023 – $1.4 million and $37.2 million).
In connection with the Capitala Acquisition, ML Management issued a promissory note to CIA for $4.0 million, which pursuant to the terms in the agreement, may increase to $6.0 million, based on the maturity date asset values of a predefined list of assets held by Logan Ridge. Refer to Note 12 Debt obligations for the expected cash outflow on this liability based on the fair value as of December 31, 2024.
Service agreements
In connection with the Capitala Acquisition, ML Management entered into a transition services agreement with CIA to provide certain non-investment advisory services upon reasonable request. There were no outstanding service fees as of December 31, 2024 (December 31, 2023 – $0.3 million) given the transition services agreement expired on March 31, 2024.
Contingent liabilities and litigation
The Company may be subject to lawsuits in the normal course of business. Insurance in particular is a highly regulated industry and lawsuits related to claim payments should be expected in the normal course of business. In the Asset Management business certain types of investment vehicles, especially those offered to individual investors, may subject the Company to a variety of risks, including new and greater levels of public and regulatory scrutiny, regulation, risk of litigation and reputation risk, which could materially and adversely affect the Company. Other potential lawsuits include allegations of mis-selling in the Insurance Solutions segment, among others. The Company considers this risk to be less likely given that Ability no longer directly writes insurance policies.
Ability at different times may receive notifications of the insolvency of various insurance companies. It is expected that such insolvencies would result in a Guaranty Fund Assessment against Ability at some future date. At this time, the Company is unable to estimate the possible amounts, if any, of such assessments as no data is available from the National Organization of Life and Health Guaranty Associations in the United States. Accordingly, the Company is unable to determine the impact, if any, that such assessments may have on its financial position or results of operations.
Ability is subject to lawsuits and regulatory actions in the normal course of business that do not arise from or directly relate to claims on insurance policies. This category of business litigation typically involves, among other things, allegations of underwriting errors or misconduct and litigation related to regulatory activity. These nonclaims litigation matters are considered when determining general expense accruals are necessary. As of December 31, 2024, there were no litigation related expense accruals. Potential legal and regulatory actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal and regulatory matters. A future adverse ruling by the courts in any pending cases could have a material adverse impact on the financial condition of Ability. Based on management’s best assessment at this time, Ability is adequately reserved for these cases as of December 31, 2024.
Note 24. Commitments and contingencies
Investment commitments
In the normal course of business, the Company may enter into commitments to fund investments, which are not reflected in the Condensed Consolidated Financial Statements. There were $1.4 million and $47.5 million of outstanding investment commitments as of September 30, 2025 for Asset Management and Insurance Solutions, respectively (December 31, 2024 – $1.4 million and $43.2 million).
In connection with the Capitala Acquisition, ML Management issued a promissory note to CIA for $4.0 million, which pursuant to the terms in the agreement, may increase to $6.0 million, based on the maturity date asset values of a predefined list of assets held by Logan Ridge. Refer to Note 12. Debt obligations for the expected cash outflow on this liability based on the fair value as of September 30, 2025.
Contingent liabilities and litigation
The Company may be subject to lawsuits in the normal course of business. Insurance in particular is a highly regulated industry and lawsuits related to claim payments should be expected in the normal course of business. In the Asset Management business certain types of investment vehicles, especially those offered to individual investors, may subject the Company to a variety of risks, including new and greater levels of public and regulatory scrutiny, regulation, risk of litigation and reputation risk, which could materially and adversely affect the Company. Other potential lawsuits include allegations of mis-selling in the Insurance Solutions segment, among others. The Company considers this risk to be less likely given that Ability no longer directly writes insurance policies.
Ability at different times may receive notifications of the insolvency of various insurance companies. It is expected that such insolvencies would result in a Guaranty Fund Assessment against Ability at some future date. At this time, the Company is unable to estimate the possible amounts, if any, of such assessments as no data is available from the National Organization of Life and Health Guaranty Associations in the United States. Accordingly, the Company is unable to determine the impact, if any, that such assessments may have on its financial position or results of operations.
Ability is subject to lawsuits and regulatory actions in the normal course of business that do not arise from or directly relate to claims on insurance policies. This category of business litigation typically involves, among other things, allegations of underwriting errors or misconduct and litigation related to regulatory activity. These nonclaims litigation matters are considered when determining general expense accruals are necessary. As of September 30, 2025, there were no litigation related expense accruals. Potential legal and regulatory actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal and regulatory matters. A future adverse ruling by the courts in any pending cases could have a material adverse impact on the financial condition of Ability. Based on management’s best assessment at this time, Ability is adequately reserved for these cases as of September 30, 2025.

Yukon New Parent, Inc.
Product Liability Contingency [Line Items]
Commitments and contingencies	Commitments and Contingencies
In the normal course of business New Parent may enter into agreements that could result in future commitments and contingencies related to its business. There were no commitments or contingencies as of June 30, 2025.